CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	8.75% Series A Preferred Units [Member]	Common Units Public [Member]	Common Units Höegh LNG [Member]	Subordinated Units [Member]	AOCI Attributable to Parent [Member]	Non- controlling interest [Member]
Balance at Dec. 31, 2016	$ 364,790	$ 0	$ 321,091	$ 6,849	$ 42,586	$ (5,736)	$ 0
Non-controlling interest acquired from the purchase of the Höegh Grace entities	88,561	0	0	0	0	0	88,561
Net income	59,190	2,480	24,217	3,055	19,030	0	10,408
Cash distributions to unitholders	(57,037)	0	(30,039)	(3,741)	(23,257)	0	0
Cash distributions to non-controlling interest	(9,457)	0	0	0	0	0	(9,457)
Cash contribution from Höegh LNG	2,075	0	0	315	1,760	0	0
Cash distribution to Höegh LNG	(1,534)	0	0	(213)	(1,321)	0	0
Other comprehensive income	2,988	0	0	0	0	2,602	386
Net proceeds from issuance of Series A Preferred Units	110,924	110,924	0	0	0	0	0
Acquisition of non-controlling interest of the Höegh Grace entities	(89,898)	0	0	0	0	0	(89,898)
Difference between net book value of acquired non-controlling interest and consideration paid	3,236	0	1,528	183	1,139	386	0
Issuance of units for Board of Directors' fees	189	0	189	0	0	0	0
Other and contributions from owners	632	0	163	65	404	0	0
Balance at Dec. 31, 2017	474,659	113,404	317,149	6,513	40,341	(2,748)	0
Net income	61,511	8,951	27,727	3,420	21,413	0	0
Cash distributions to unitholders	(54,142)	(9,755)	(23,319)	(2,902)	(18,166)	0	0
Cash distribution to Höegh LNG	(1,056)	0	0	(146)	(910)	0	0
Other comprehensive income	4,635	0	0	0	0	4,635	0
Net proceeds from issuance of common units	4,563	0	4,563	0	0	0	0
Net proceeds from issuance of Series A Preferred Units	34,326	34,326	0	0	0	0	0
Issuance of units for Board of Directors' fees	200	0	200	0	0	0	0
Other and contributions from owners	276	0	112	23	141	0	0
Balance at Sep. 30, 2018	$ 524,972	$ 146,926	$ 326,432	$ 6,908	$ 42,819	$ 1,887	$ 0